Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Oct. 30, 2024	Dec. 31, 2023	Jan. 27, 2023	Jun. 02, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, authorized	10,000,000,000		10,000,000,000
Ordinary shares, issued	33,330,000		30,840,000
Ordinary shares, outstanding	33,330,000		30,840,000